GAIN ON ASSET AND INVESTMENT SALES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of gain on asset and investment sales, net

	Year Ended December 31,
	2022	2021	2020
Sale and formation of MARA	$61	$—	$6
Sale of La Zanja (1)	(45)	—	—
Sale of royalty interests (2)	9	—	75
Sale of Kalgoorlie	—	83	493
Exchange of Lone Tree	—	79	—
Sale of TMAC	—	42	—
Sale of Continental	—	—	91
Sale of Red Lake	—	—	9
Other	10	8	3
Gain on asset and investment sales, net	$35	$212	$677
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(1)Refer to Note 1 for further information related to the sale of La Zanja.
(2)Primarily related to the sale of certain royalty interests at NGM in 2022 and to Maverix Metals Inc. ("Maverix") in 2020. Refer to Note 15 for further information related to the sale of certain royalty interests to Maverix.